Employee Benefits, Actuarial Results Generated for Pension and Retirement Plans as well as the Medical Services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined pension and retirement plans [Abstract]
Balance at the beginning of the year	$ 134,420,606	$ 128,400,391	$ 131,410,989
Current service cost	1,889,699	2,044,102	1,534,180
Interest cost on projected benefit obligation	34,540,808	33,203,706	30,565,134
Expected return on plan assets	(20,306,050)	(20,251,931)	(18,819,322)
Changes in the asset ceiling during the period and others	357,182	585,667	398,399
Past service costs and other	35,458	(177,054)	142,911
Actuarial gain for changes in experience	(42,968)	(20,645)	(43,603)
Actuarial (gain) loss from changes in demographic assumption	0	134	(64)
Actuarial (gain) loss from changes in financial assumptions	(23,068)	30,958	(88,990)
Net period cost	16,451,061	15,414,937	13,688,645
Actuarial loss for changes in experience	13,338,950	10,632,144	2,747,706
Actuarial gain from changes in demographic assumptions	(3,654)	(430,315)	55,037
Actuarial gain from changes in financial assumptions	(3,018,488)	1,900,436	(9,838,708)
Changes in the asset ceiling during the period and others	345,672	(2,247,990)	1,283,501
Return on plan assets greater than discount rate (shortfall)	20,947,473	(6,210,593)	13,719,181
Recognized in other comprehensive income	31,609,953	3,643,682	7,966,717
Contributions made by plan participants	0	0	0
Contributions to the pension plan made by the Company	(548,872)	(10,853)	516,280
Benefits paid	(328,158)	(297,159)	(281,579)
Payments to employees	(24,325,925)	(10,868,600)	(23,753,735)
Plan changes	(847,269)	(29,383)	12,461
Effect of translation	1,435,207	(1,832,409)	(1,159,387)
Others	(24,615,017)	(13,038,404)	(24,665,960)
Balance at the end of the year	157,866,603	134,420,606	128,400,391
Less short-term portion	(292,907)	(232,102)	(275,209)
Non-current obligation	157,573,696	134,188,504	128,125,182
DBO [Member]
Defined pension and retirement plans [Abstract]
Balance at the beginning of the year	334,458,153	330,862,941	345,315,712
Current service cost	1,889,699	2,044,102	1,534,180
Interest cost on projected benefit obligation	34,540,808	33,203,706	30,565,134
Expected return on plan assets	0	0	0
Changes in the asset ceiling during the period and others	0	0	0
Past service costs and other	(103,657)	(322,700)	0
Actuarial gain for changes in experience	(42,968)	(20,645)	(43,603)
Actuarial (gain) loss from changes in demographic assumption	0	134	(64)
Actuarial (gain) loss from changes in financial assumptions	(23,068)	30,958	(88,990)
Net period cost	36,260,814	34,935,555	31,966,657
Actuarial loss for changes in experience	13,338,950	10,632,144	2,747,706
Actuarial gain from changes in demographic assumptions	(3,654)	(430,315)	55,037
Actuarial gain from changes in financial assumptions	(3,018,488)	1,900,436	(9,838,708)
Changes in the asset ceiling during the period and others	0	0	0
Return on plan assets greater than discount rate (shortfall)	0	0	0
Recognized in other comprehensive income	10,316,808	12,102,265	(7,035,965)
Contributions made by plan participants	40,319	45,404	78,642
Contributions to the pension plan made by the Company	0	0	0
Benefits paid	(16,298,480)	(27,844,968)	(13,502,781)
Payments to employees	(24,325,925)	(10,868,600)	(23,753,735)
Plan changes	(847,269)	(29,383)	12,461
Effect of translation	3,816,947	(4,745,061)	(2,218,050)
Others	(37,614,408)	(43,442,608)	(39,383,463)
Balance at the end of the year	343,421,367	334,458,153	330,862,941
Less short-term portion	(292,907)	(232,102)	(275,209)
Non-current obligation	343,128,460	334,226,051	330,587,732
Plan Assets [Member]
Defined pension and retirement plans [Abstract]
Balance at the beginning of the year	(204,092,587)	(208,526,619)	(218,327,182)
Current service cost	0	0	0
Interest cost on projected benefit obligation	0	0	0
Expected return on plan assets	(20,306,050)	(20,251,931)	(18,819,322)
Changes in the asset ceiling during the period and others	0	0	0
Past service costs and other	139,115	145,646	142,911
Actuarial gain for changes in experience	0	0	0
Actuarial (gain) loss from changes in demographic assumption	0	0	0
Actuarial (gain) loss from changes in financial assumptions	0	0	0
Net period cost	(20,166,935)	(20,106,285)	(18,676,411)
Actuarial loss for changes in experience	0	0	0
Actuarial gain from changes in demographic assumptions	0	0	0
Actuarial gain from changes in financial assumptions	0	0	0
Changes in the asset ceiling during the period and others	0	0	0
Return on plan assets greater than discount rate (shortfall)	20,947,473	(6,210,593)	13,719,181
Recognized in other comprehensive income	20,947,473	(6,210,593)	13,719,181
Contributions made by plan participants	(40,319)	(45,404)	(78,642)
Contributions to the pension plan made by the Company	(548,872)	(10,853)	516,280
Benefits paid	15,970,322	27,547,809	13,221,202
Payments to employees	0	0	0
Plan changes	0	0	0
Effect of translation	(2,104,890)	3,259,358	1,098,953
Others	13,276,241	30,750,910	14,757,793
Balance at the end of the year	(190,035,808)	(204,092,587)	(208,526,619)
Less short-term portion	0	0	0
Non-current obligation	(190,035,808)	(204,092,587)	(208,526,619)
Effect of Asset Ceiling [Member]
Defined pension and retirement plans [Abstract]
Balance at the beginning of the year	4,055,040	6,064,069	4,422,459
Current service cost	0	0	0
Interest cost on projected benefit obligation	0	0	0
Expected return on plan assets	0	0	0
Changes in the asset ceiling during the period and others	357,182	585,667	398,399
Past service costs and other	0	0	0
Actuarial gain for changes in experience	0	0	0
Actuarial (gain) loss from changes in demographic assumption	0	0	0
Actuarial (gain) loss from changes in financial assumptions	0	0	0
Net period cost	357,182	585,667	398,399
Actuarial loss for changes in experience	0	0	0
Actuarial gain from changes in demographic assumptions	0	0	0
Actuarial gain from changes in financial assumptions	0	0	0
Changes in the asset ceiling during the period and others	345,672	(2,247,990)	1,283,501
Return on plan assets greater than discount rate (shortfall)	0	0	0
Recognized in other comprehensive income	345,672	(2,247,990)	1,283,501
Contributions made by plan participants	0	0	0
Contributions to the pension plan made by the Company	0	0	0
Benefits paid	0	0	0
Payments to employees	0	0	0
Plan changes	0		0
Effect of translation	(276,850)	(346,706)	(40,290)
Others	(276,850)	(346,706)	(40,290)
Balance at the end of the year	4,481,044	4,055,040	6,064,069
Less short-term portion	0	0	0
Non-current obligation	$ 4,481,044	$ 4,055,040	$ 6,064,069